Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000
Previously Paid Amount	0.00
Total Fee Amount	110.48
Total Offset Amount	0.00
Net Fee	110.48
Narrative - Max Aggregate Offering Price	$ 800,000
Final Prospectus	true